Intangible Assets (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM) RM / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Intangible Assets [Line Items]
Amortization expenses of intangible assets (in Ringgits)	RM 18,931,458	$ 4,491,449	RM 27,871,638		RM 22,423,148
Write-off of intangible assets (in Ringgits)	290,004
Impairment of goodwill (in Ringgits)	7,734,427	1,834,977
Impairment of intangible assets (in Ringgits)	8,044,989
Impairment of intangible assets (in Dollars)	RM 8,044,989	$ 1,908,657		$ 0		$ 0
Selling price (in Ringgits per share) | RM / shares	RM 5,800
Inflated rate	5.00%	5.00%
Sales expected term	10 years	10 years
Percentage of long-term growth rate	9.00%	9.00%
Amount of goodwill (in Ringgits)	RM 7,734,427
Amount of intangible assets (in Ringgits)	8,044,989
Impairment loss on property, plant and equipment (in Ringgits)	RM 6,962,010
Bottom of Range [Member]
Intangible Assets [Line Items]
Principal annual rates	10.00%	10.00%
Top of Range [Member]
Intangible Assets [Line Items]
Principal annual rates	20.00%	20.00%
Supply/Service Agreements [Member]
Intangible Assets [Line Items]
Services expense (in Ringgits)	RM 342,800
Inflate rate	5.00%	5.00%
Services expected term	10 years	10 years
Pre-tax discount rate			11.79%	11.79%
Goodwill [Member]
Intangible Assets [Line Items]
Inflate rate			3.00%	3.00%
Percentage of expenses growth rate	3.00%	3.00%
CGUs [Member]
Intangible Assets [Line Items]
Pre-tax discount rate			5.12%	5.12%
CGUs [Member] | Bottom of Range [Member]
Intangible Assets [Line Items]
Pre-tax discount rate	11.34%	11.34%
CGUs [Member] | Top of Range [Member]
Intangible Assets [Line Items]
Pre-tax discount rate	13.20%	13.20%